Other disclosures - Risk Management and Principal Risks - Capital resources (audited) (Details) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	21.60%	20.70%
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	£ 64,429,000,000	£ 62,556,000,000
Other equity instruments	(10,871,000,000)	(9,632,000,000)
Adjustment to retained earnings for foreseeable dividends	(1,100,000,000)	(700,000,000)
Minority interests (amount allowed in consolidated CET1)	1,231,000,000	1,223,000,000
Goodwill and intangible assets	(8,119,000,000)	(7,973,000,000)
Fair value reserves related to gains or losses on cash flow hedges	(1,002,000,000)	(660,000,000)	£ (1,161,000,000)
Gains or losses on liabilities at fair value resulting from own credit	300,000,000	(100,000,000)
Defined-benefit pension fund assets	£ (2,108,000,000)	£ (1,768,000,000)
PRA transitional tier 1 capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	17.70%	17.00%
Capital resources [abstract]
PRA transitional total regulatory capital	£ 52,200,000,000	£ 53,000,000,000
Fully loaded Common Equity Tier 1 capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
PRA transitional total regulatory capital, ratio	13.80%	13.20%
Capital resources [abstract]
Additional value adjustments (PVA)	£ (1,700,000,000)	£ (1,700,000,000)
Goodwill and intangible assets	(8,100,000,000)	(8,000,000,000)
Deferred tax assets that rely on future profitability excluding temporary differences	(500,000,000)	(500,000,000)
Fair value reserves related to gains or losses on cash flow hedges	(1,000,000,000)	(700,000,000)
Gains or losses on liabilities at fair value resulting from own credit	(1,600,000,000)	(1,300,000,000)
Defined-benefit pension fund assets	(100,000,000)	(100,000,000)
Direct and indirect holdings by an institution of own CET1 instruments	1,100,000,000	1,300,000,000
Adjustment under IFRS 9 transitional arrangements	(100,000,000)	0
PRA transitional total regulatory capital	40,800,000,000	41,100,000,000
Transitional At1 capital [member]
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	10,900,000,000	9,600,000,000
Qualifying capital (including minority interests) issued by subsidiaries	700,000,000	2,400,000,000
Other regulatory adjustments	(100,000,000)	(100,000,000)
PRA transitional total regulatory capital	11,400,000,000	11,900,000,000
Tier 2 (T2) Capital [member]
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	7,700,000,000	6,600,000,000
Qualifying capital (including minority interests) issued by subsidiaries	4,000,000,000	5,300,000,000
Other regulatory adjustments	(300,000,000)	(300,000,000)
PRA transitional total regulatory capital	£ 63,600,000,000	£ 64,600,000,000